UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21563
Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 57.7%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
		ACTS Aero Technical Support & Service, Inc.
	188	Term Loan, 0.00%, Maturing October 5, 2014(2)	$42,718
		DAE Aviation Holdings, Inc.
	113	Term Loan, 4.24%, Maturing July 31, 2014	93,531
	115	Term Loan, 4.24%, Maturing July 31, 2014	95,362
		Evergreen International Aviation
	261	Term Loan, 11.50%, Maturing October 31, 2011	160,004
		Hawker Beechcraft Acquisition
	1,866	Term Loan, 2.39%, Maturing March 26, 2014	1,275,881
	110	Term Loan, 2.60%, Maturing March 26, 2014	75,303
		Hexcel Corp.
	500	Term Loan, 6.50%, Maturing May 21, 2014	502,084
		TransDigm, Inc.
	1,000	Term Loan, 2.41%, Maturing June 23, 2013	970,833
		Vought Aircraft Industries, Inc.
	121	Term Loan, 2.94%, Maturing December 17, 2011	118,182
	369	Term Loan, 7.50%, Maturing December 17, 2011	362,088

			$3,695,986

Air Transport — 0.4%
		Delta Air Lines, Inc.
	500	Term Loan, 2.23%, Maturing April 30, 2012	$395,000
	343	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	235,955
		Northwest Airlines, Inc.
	813	Term Loan, 2.29%, Maturing December 31, 2010	777,030

			$1,407,985

Automotive — 2.9%
		Accuride Corp.
	536	Term Loan, 3.00%, Maturing January 31, 2012	$494,166
		Adesa, Inc.
	885	Term Loan, 2.54%, Maturing October 18, 2013	825,570
		Allison Transmission, Inc.
	794	Term Loan, 3.06%, Maturing September 30, 2014	692,092
		Dayco Europe S.R.I.
EUR	222	Term Loan, 0.00%, Maturing June 21, 2010(2)	76,957
		Dayco Products, LLC
	491	Term Loan, 0.00%, Maturing June 21, 2011(2)	138,036
		Delphi Corp.
	622	DIP Loan, 8.25%, Maturing September 30, 2009	622,492
		Federal-Mogul Corp.
	292	Term Loan, 2.24%, Maturing December 27, 2014	221,342
	226	Term Loan, 2.23%, Maturing December 27, 2015	171,362
		Ford Motor Co.
	487	Term Loan, 3.50%, Maturing December 15, 2013	415,695
		Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	2,942,168
		HLI Operating Co., Inc.
	359	DIP Loan, 26.00%, Maturing November 30, 2009(4)	344,200
EUR	27	Term Loan, 3.56%, Maturing May 30, 2014	2,915
EUR	1,297	Term Loan, 9.50%, Maturing May 30, 2014	140,975
		Keystone Automotive Operations, Inc.
	237	Term Loan, 3.79%, Maturing January 12, 2012	112,344

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		LKQ Corp.
	242	Term Loan, 2.55%, Maturing October 12, 2014	$237,463
		TriMas Corp.
	1,070	Term Loan, 2.62%, Maturing August 2, 2011	965,957
	296	Term Loan, 2.65%, Maturing August 2, 2013	267,419
		TRW Automotive, Inc.
	499	Term Loan, 6.31%, Maturing February 2, 2014	474,727

			$9,145,880

Beverage and Tobacco — 0.0%
		Culligan International Co.
EUR	300	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	$110,461

			$110,461

Building and Development — 1.2%
		Brickman Group Holdings, Inc.
	587	Term Loan, 2.34%, Maturing January 23, 2014	$538,984
		Building Materials Corp. of America
	390	Term Loan, 3.06%, Maturing February 22, 2014	350,938
		Epco/Fantome, LLC
	440	Term Loan, 2.91%, Maturing November 23, 2010	336,600
		Hovstone Holdings, LLC
	134	Term Loan, 5.50%, Maturing September 25, 2009(3)(4)	54,039
		LNR Property Corp.
	631	Term Loan, 3.81%, Maturing July 3, 2011	385,076
		Mueller Water Products, Inc.
	404	Term Loan, 6.03%, Maturing May 24, 2014	372,116
		Panolam Industries Holdings, Inc.
	156	Term Loan, 5.00%, Maturing September 30, 2012	114,865
		Realogy Corp.
	255	Term Loan, 3.28%, Maturing September 1, 2014	197,355
	946	Term Loan, 3.31%, Maturing September 1, 2014	733,033
		Wintergames Acquisition ULC
	732	Term Loan, 7.79%, Maturing October 31, 2009	577,461

			$3,660,467

Business Equipment and Services — 5.3%
		Activant Solutions, Inc.
	500	Term Loan, 2.48%, Maturing May 1, 2013	$452,500
		Acxiom Corp.
	468	Term Loan, 2.37%, Maturing September 15, 2012	450,395
		Affiliated Computer Services
	497	Term Loan, 2.29%, Maturing March 20, 2013	488,852
		Affinion Group, Inc.
	1,394	Term Loan, 2.79%, Maturing October 17, 2012	1,328,835
		Allied Barton Security Service
	199	Term Loan, 6.75%, Maturing February 21, 2015	199,607
		Education Management, LLC
	1,415	Term Loan, 2.38%, Maturing June 1, 2013	1,358,337
		Info USA, Inc.
	88	Term Loan, 2.60%, Maturing February 14, 2012	83,590
		Intergraph Corp.
	921	Term Loan, 2.66%, Maturing May 29, 2014	876,696
		Mitchell International, Inc.
	191	Term Loan, 2.63%, Maturing March 28, 2014	167,013
		N.E.W. Holdings I, LLC
	260	Term Loan, 2.80%, Maturing May 22, 2014	240,871
		Protection One, Inc.
	1,051	Term Loan, 2.54%, Maturing March 31, 2012	1,003,835
		Quintiles Transnational Corp.
	888	Term Loan, 2.48%, Maturing March 31, 2013	842,743

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sabre, Inc.
	1,365	Term Loan, 2.67%, Maturing September 30, 2014	$1,103,615
		Serena Software, Inc.
	1,193	Term Loan, 2.63%, Maturing March 10, 2013	1,100,081
		Sitel (Client Logic)
	273	Term Loan, 5.96%, Maturing January 29, 2014	203,535
		SunGard Data Systems, Inc.
	82	Term Loan, 2.45%, Maturing February 11, 2013	77,943
	2,318	Term Loan, 4.35%, Maturing February 28, 2016	2,226,215
		TDS Investor Corp.
EUR	526	Term Loan, 3.62%, Maturing August 23, 2013	584,545
		Ticketmaster
	1,000	Term Loan, 3.60%, Maturing July 22, 2014	970,000
		Valassis Communications, Inc.
	108	Term Loan, 2.04%, Maturing March 2, 2014	103,122
	481	Term Loan, 2.04%, Maturing March 2, 2014	458,234
		VWR International, Inc.
	950	Term Loan, 2.79%, Maturing June 28, 2013	872,021
		West Corp.
	1,677	Term Loan, 2.67%, Maturing October 24, 2013	1,593,360

			$16,785,945

Cable and Satellite Television — 4.5%
		Cequel Communications, LLC
	475	Term Loan - Second Lien, 4.81%, Maturing May 5, 2014	$425,719
	1,133	Term Loan - Second Lien, 6.31%, Maturing May 5, 2014(4)	1,026,523
		Charter Communications Operating, Inc.
	1,962	Term Loan, 6.25%, Maturing April 28, 2013	1,837,371
		CSC Holdings, Inc.
	1,481	Term Loan, 2.04%, Maturing March 29, 2013	1,434,220
		CW Media Holdings, Inc.
	1,191	Term Loan, 3.85%, Maturing February 15, 2015	1,029,104
		Insight Midwest Holdings, LLC
	1,029	Term Loan, 2.31%, Maturing April 6, 2014	977,171
		Kabel Deutschland GmbH
EUR	1,000	Term Loan, 2.29%, Maturing March 31, 2012	1,336,575
		MCC Iowa, LLC
	1,975	Term Loan, 2.02%, Maturing January 31, 2015	1,862,784
		ProSiebenSat.1 Media AG
EUR	62	Term Loan, 3.53%, Maturing March 2, 2015	33,381
EUR	9	Term Loan, 3.14%, Maturing June 26, 2015	10,390
EUR	232	Term Loan, 3.14%, Maturing June 26, 2015	256,016
EUR	62	Term Loan, 3.78%, Maturing March 2, 2016	33,381
		UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 4.52%, Maturing December 31, 2016	1,789,606
EUR	1,006	Term Loan, 4.77%, Maturing December 31, 2017	1,291,674
		YPSO Holding SA
EUR	191	Term Loan, 3.44%, Maturing July 28, 2014	202,969
EUR	312	Term Loan, 3.44%, Maturing July 28, 2014	331,159
EUR	496	Term Loan, 3.44%, Maturing July 28, 2014	525,938

			$14,403,981

Chemicals and Plastics — 3.4%
		Ashland, Inc.
	254	Term Loan, 7.65%, Maturing November 20, 2014	$259,127
		Brenntag Holding GmbH and Co.
EUR	1,111	Term Loan, 8.37%, Maturing December 23, 2013(4)	1,275,014
		Celanese Holdings, LLC
	1,485	Term Loan, 2.35%, Maturing April 2, 2014	1,409,891
		Cognis GmbH
	400	Term Loan, 2.62%, Maturing September 15, 2013	335,800

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Georgia Gulf Corp.
	185	Term Loan, 9.02%, Maturing October 3, 2013	$172,024
		Huntsman International, LLC
	2,475	Term Loan, 2.04%, Maturing August 16, 2012	2,300,278
		INEOS Group
	1,218	Term Loan, 7.50%, Maturing December 14, 2013	943,985
	1,218	Term Loan, 8.00%, Maturing December 14, 2014	943,985
		Kranton Polymers, LLC
	624	Term Loan, 2.63%, Maturing May 12, 2013	522,282
		MacDermid, Inc.
EUR	363	Term Loan, 2.75%, Maturing April 12, 2014	365,618
		Millenium Inorganic Chemicals
	300	Term Loan - Second Lien, 6.35%, Maturing October 31, 2014	187,500
		Rockwood Specialties Group, Inc.
EUR	1,425	Term Loan, 6.25%, Maturing May 15, 2014	1,970,120

			$10,685,624

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	1,000	Term Loan, 5.24%, Maturing September 5, 2013	$1,007,407
	250	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	240,833
		St. John Knits International, Inc.
	110	Term Loan, 10.00%, Maturing March 23, 2012	82,775

			$1,331,015

Conglomerates — 2.0%
		Doncasters (Dunde HoldCo 4 Ltd.)
	124	Term Loan, 2.79%, Maturing July 13, 2015	$86,413
	124	Term Loan, 3.29%, Maturing July 13, 2015	86,413
GBP	250	Term Loan - Second Lien, 5.09%, Maturing January 13, 2016	195,234
		Jarden Corp.
	824	Term Loan, 2.35%, Maturing January 24, 2012	805,791
	167	Term Loan, 2.35%, Maturing January 24, 2012	163,016
	408	Term Loan, 3.10%, Maturing January 24, 2012	404,202
		Manitowoc Company, Inc. (The)
	249	Term Loan, 7.50%, Maturing August 21, 2014	226,155
		Polymer Group, Inc.
	1,199	Term Loan, 2.67%, Maturing November 22, 2012	1,136,081
		RBS Global , Inc.
	2,000	Term Loan, 2.96%, Maturing July 19, 2013	1,820,000
		RGIS Holdings, LLC
	813	Term Loan, 3.04%, Maturing April 30, 2014	694,906
	41	Term Loan, 3.10%, Maturing April 30, 2014	34,745
		US Investigations Services, Inc.
	516	Term Loan, 3.36%, Maturing February 21, 2015	461,954
		Vertrue, Inc.
	242	Term Loan, 3.60%, Maturing August 16, 2014	193,465

			$6,308,375

Containers and Glass Products — 1.7%
		Berry Plastics Corp.
	534	Term Loan, 2.30%, Maturing April 3, 2015	$455,310
		Consolidated Container Co.
	318	Term Loan, 2.54%, Maturing March 28, 2014	285,919
		Crown Americas, Inc.
EUR	970	Term Loan, 2.38%, Maturing November 15, 2012	1,265,024
		Graham Packaging Holdings Co.
	89	Term Loan, 2.56%, Maturing October 7, 2011	86,218
	893	Term Loan, 6.75%, Maturing April 5, 2014	893,176
		Pregis Corp.
	944	Term Loan, 2.54%, Maturing October 12, 2011	778,655

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Smurfit-Stone Container Corp.
	367	DIP Loan, 8.75%, Maturing August 6, 2010	$372,343
	198	Revolving Loan, 3.05%, Maturing December 31, 2009	187,933
	596	Term Loan, 2.89%, Maturing November 1, 2009	566,629
	136	Term Loan, 2.57%, Maturing November 1, 2011	128,749
	257	Term Loan, 2.57%, Maturing November 1, 2011	243,154
	78	Term Loan, 2.57%, Maturing November 1, 2011	73,516
	120	Term Loan, 4.50%, Maturing November 1, 2011	113,134

			$5,449,760

Cosmetics/Toiletries — 0.3%
		Bausch & Lomb, Inc.
	121	Term Loan, 3.70%, Maturing April 30, 2015	$114,635
	475	Term Loan, 3.85%, Maturing April 30, 2015	451,660
		Prestige Brands, Inc.
	464	Term Loan, 2.54%, Maturing April 7, 2011	455,534

			$1,021,829

Drugs — 0.2%
		Pharmaceutical Holdings Corp.
	101	Term Loan, 3.56%, Maturing January 30, 2012	$92,243
		Warner Chilcott Corp.
	111	Term Loan, 2.29%, Maturing January 18, 2012	108,568
	317	Term Loan, 2.46%, Maturing January 18, 2012	309,569

			$510,380

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	95	Term Loan, 2.54%, Maturing February 5, 2013	$55,439
		Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.79%, Maturing April 1, 2015	637,822
		Sensus Metering Systems, Inc.
	353	Term Loan, 7.00%, Maturing June 3, 2013	349,179
		Wastequip, Inc.
	390	Term Loan, 2.54%, Maturing February 5, 2013	228,072

			$1,270,512

Electronics/Electrical — 1.8%
		Aspect Software, Inc.
	369	Term Loan, 3.31%, Maturing July 11, 2011	$321,195
	500	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	271,250
		Freescale Semiconductor, Inc.
	1,186	Term Loan, 2.06%, Maturing December 1, 2013	881,140
		Infor Enterprise Solutions Holdings
	383	Term Loan, 4.04%, Maturing July 28, 2012	329,761
	735	Term Loan, 4.04%, Maturing July 28, 2012	632,042
	250	Term Loan, 5.79%, Maturing March 2, 2014	138,750
	92	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	48,125
	158	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	87,083
		Network Solutions, LLC
	695	Term Loan, 2.84%, Maturing March 7, 2014	606,476
		Open Solutions, Inc.
	318	Term Loan, 2.63%, Maturing January 23, 2014	226,526
		Sensata Technologies Finance Co.
	977	Term Loan, 2.25%, Maturing April 27, 2013	823,706
		Spectrum Brands, Inc.
	16	Term Loan, 2.60%, Maturing March 30, 2013	15,112
	324	Term Loan, 6.25%, Maturing March 30, 2013	297,284
		SS&C Technologies, Inc.
	383	Term Loan, 2.48%, Maturing November 23, 2012	344,137

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Vertafore, Inc.
	485	Term Loan, 3.16%, Maturing January 31, 2012	$463,247
	275	Term Loan - Second Lien, 6.66%, Maturing January 31, 2013	222,750

			$5,708,584

Equipment Leasing — 0.1%
		AWAS Capital, Inc.
	491	Term Loan - Second Lien, 6.63%, Maturing March 22, 2013	$224,443

			$224,443

Farming/Agriculture — 0.1%
		BF Bolthouse HoldCo, LLC
	375	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	$325,781

			$325,781

Financial Intermediaries — 0.4%
		Citco III, Ltd.
	988	Term Loan, 2.85%, Maturing June 30, 2014	$691,879
		Jupiter Asset Management Group
GBP	213	Term Loan, 3.11%, Maturing June 30, 2015	269,621
		LPL Holdings, Inc.
	492	Term Loan, 2.19%, Maturing December 18, 2014	451,817

			$1,413,317

Food Products — 1.3%
		Acosta, Inc.
	606	Term Loan, 2.54%, Maturing July 28, 2013	$576,695
		Advantage Sales & Marketing, Inc.
	918	Term Loan, 2.31%, Maturing March 29, 2013	877,259
		American Seafoods Group, LLC
	577	Term Loan, 2.04%, Maturing September 30, 2011	524,686
		Michael Foods, Inc.
	197	Term Loan, 6.50%, Maturing April 30, 2014	198,970
		Pinnacle Foods Finance, LLC
	1,054	Term Loan, 3.06%, Maturing April 2, 2014	963,953
		Reddy Ice Group, Inc.
	925	Term Loan, 2.04%, Maturing August 9, 2012	747,708
		Wrigley Company
	251	Term Loan, 6.50%, Maturing October 6, 2014	254,528

			$4,143,799

Food Service — 1.4%
		Aramark Corp.
	1,881	Term Loan, 2.47%, Maturing January 26, 2014	$1,788,854
	119	Term Loan, 3.75%, Maturing January 26, 2014	113,645
GBP	536	Term Loan, 3.33%, Maturing January 27, 2014	833,074
		Buffets, Inc.
	30	Term Loan, 7.85%, Maturing November 1, 2013(4)	13,964
	140	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(4)	65,596
		Denny’s, Inc.
	37	Term Loan, 2.38%, Maturing March 31, 2012	35,150
	117	Term Loan, 3.43%, Maturing March 31, 2012	110,820
		JRD Holdings, Inc.
	616	Term Loan, 2.54%, Maturing June 26, 2014	592,762
		OSI Restaurant Partners, LLC
	19	Term Loan, 3.05%, Maturing May 9, 2013	14,427
	208	Term Loan, 2.63%, Maturing May 9, 2014	159,629

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		QCE Finance, LLC
	275	Term Loan - Second Lien, 6.35%, Maturing November 5, 2013	$144,375
		Selecta
EUR	741	Term Loan, 3.71%, Maturing June 28, 2015	598,242

			$4,470,538

Food/Drug Retailers — 1.6%
		General Nutrition Centers, Inc.
	774	Term Loan, 2.73%, Maturing September 16, 2013	$707,319
		Iceland Foods Group, Ltd.
GBP	53	Term Loan, 2.36%, Maturing May 2, 2014	87,222
GBP	250	Term Loan, 3.11%, Maturing May 2, 2015	408,564
		Rite Aid Corp.
	995	Term Loan, 2.05%, Maturing June 1, 2014	828,057
	1,492	Term Loan, 6.00%, Maturing June 4, 2014	1,348,830
		Rite Aid Funding II
	500	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	510,000
		Roundy’s Supermarkets, Inc.
	1,165	Term Loan, 3.05%, Maturing November 3, 2011	1,135,019

			$5,025,011

Forest Products — 1.3%
		Appleton Papers, Inc.
	499	Term Loan, 6.50%, Maturing June 5, 2014	$436,387
		Georgia-Pacific Corp.
	1,920	Term Loan, 2.31%, Maturing December 20, 2012	1,857,670
	427	Term Loan, 3.77%, Maturing December 23, 2014	417,969
		Newpage Corp.
	1,789	Term Loan, 4.06%, Maturing December 5, 2014	1,555,147

			$4,267,173

Healthcare — 5.3%
		Accellent, Inc.
	986	Term Loan, 3.17%, Maturing November 22, 2012	$897,694
		American Medical Systems
	253	Term Loan, 2.56%, Maturing July 20, 2012	245,430
		AMR HoldCo, Inc.
	287	Term Loan, 2.30%, Maturing February 10, 2012	274,684
		Biomet, Inc.
	761	Term Loan, 3.58%, Maturing December 26, 2014	723,484
EUR	344	Term Loan, 3.98%, Maturing December 26, 2014	467,824
		Cardinal Health 409, Inc.
	417	Term Loan, 2.54%, Maturing April 10, 2014	356,802
		Carestream Health, Inc.
	880	Term Loan, 2.29%, Maturing April 30, 2013	812,967
		Carl Zeiss Vision Holding GmbH
	400	Term Loan, 2.79%, Maturing March 23, 2015	198,000
		Community Health Systems, Inc.
	105	Term Loan, 2.54%, Maturing July 25, 2014	98,475
	2,049	Term Loan, 2.90%, Maturing July 25, 2014	1,929,655
		Concentra, Inc.
	494	Term Loan, 2.85%, Maturing June 25, 2014	439,361
		Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.35%, Maturing December 12, 2016	105,417
		DJO Finance, LLC
	197	Term Loan, 3.41%, Maturing May 15, 2014	184,523
		Fenwal, Inc.
	426	Term Loan, 2.92%, Maturing February 28, 2014	363,011
	73	Term Loan, 2.92%, Maturing February 28, 2014	61,894
		HCA, Inc.
	2,066	Term Loan, 2.85%, Maturing November 18, 2013	1,943,418

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Health Management Association, Inc.
	1,030	Term Loan, 2.35%, Maturing February 28, 2014	$959,381
		HealthSouth Corp.
	482	Term Loan, 2.54%, Maturing March 10, 2013	460,499
		IM U.S. Holdings, LLC
	816	Term Loan, 2.42%, Maturing June 26, 2014	786,043
		Invacare Corp.
	150	Term Loan, 2.54%, Maturing February 12, 2013	135,000
		MultiPlan Merger Corp.
	431	Term Loan, 2.81%, Maturing April 12, 2013	410,791
		Mylan, Inc.
	1,000	Term Loan, 3.81%, Maturing October 2, 2014	974,200
		National Mentor Holdings, Inc.
	275	Term Loan, 2.60%, Maturing June 29, 2013	235,788
	17	Term Loan, 4.59%, Maturing June 29, 2013	14,420
		Nyco Holdings
EUR	308	Term Loan, 3.37%, Maturing December 29, 2014	398,161
EUR	308	Term Loan, 4.12%, Maturing December 29, 2015	398,161
		P&F Capital S.A.R.L.
EUR	63	Term Loan, 3.95%, Maturing February 21, 2014	87,590
EUR	204	Term Loan, 3.95%, Maturing February 21, 2014	281,824
EUR	122	Term Loan, 3.95%, Maturing February 21, 2014	168,713
EUR	98	Term Loan, 3.95%, Maturing February 21, 2014	135,349
EUR	92	Term Loan, 4.45%, Maturing February 21, 2015	127,271
EUR	34	Term Loan, 4.45%, Maturing February 21, 2015	47,298
EUR	71	Term Loan, 4.45%, Maturing February 21, 2015	98,187
EUR	290	Term Loan, 4.45%, Maturing February 21, 2015	400,042
		ReAble Therapeutics Finance, LLC
	434	Term Loan, 2.47%, Maturing November 16, 2013	422,868
		Select Medical Corp.
	491	Term Loan, 2.72%, Maturing February 24, 2012	469,511
		Select Medical Holdings Corp.
	479	Term Loan, 2.72%, Maturing February 24, 2012	457,605
		Viant Holdings, Inc.
	483	Term Loan, 2.85%, Maturing June 25, 2014	419,831

			$16,991,172

Home Furnishings — 0.8%
		Interline Brands, Inc.
	264	Term Loan, 1.98%, Maturing June 23, 2013	$238,497
	148	Term Loan, 1.98%, Maturing June 23, 2013	133,783
		National Bedding Co., LLC
	995	Term Loan, 2.31%, Maturing August 31, 2011	868,048
		Oreck Corp.
	442	Term Loan, 0.00%, Maturing February 2, 2012(2)(3)	138,366
		Simmons Co.
	1,307	Term Loan, 10.50%, Maturing December 19, 2011	1,241,271

			$2,619,965

Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
	197	Term Loan, 3.67%, Maturing February 7, 2014	$183,973
		CEVA Group PLC U.S.
	752	Term Loan, 3.29%, Maturing January 4, 2014	561,692
	263	Term Loan, 3.29%, Maturing January 4, 2014	196,413
	262	Term Loan, 3.60%, Maturing January 4, 2014	188,286
		EPD Holdings (Goodyear Engineering Products)
	86	Term Loan, 2.55%, Maturing July 13, 2014	58,608
	602	Term Loan, 2.55%, Maturing July 13, 2014	409,211
	200	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	79,500

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Generac Acquisition Corp.
363	Term Loan, 2.81%, Maturing November 7, 2013	$285,266
	Gleason Corp.
175	Term Loan, 2.42%, Maturing June 30, 2013	163,525
20	Term Loan, 2.42%, Maturing June 30, 2013	18,783
	John Maneely Co.
1,502	Term Loan, 3.63%, Maturing December 8, 2013	1,175,985
	Polypore, Inc.
833	Term Loan, 2.56%, Maturing July 3, 2014	787,185
	Sequa Corp.
397	Term Loan, 3.84%, Maturing November 30, 2014	324,688
	TFS Acquisition Corp.
219	Term Loan, 5.10%, Maturing August 11, 2013	101,201

		$4,534,316

Insurance — 1.4%
	CCC Information Services Group, Inc.
563	Term Loan, 2.54%, Maturing February 10, 2013	$541,048
	Conseco, Inc.
778	Term Loan, 6.50%, Maturing October 10, 2013	567,960
	Crawford & Company
346	Term Loan, 3.10%, Maturing October 31, 2013	297,683
	Crump Group, Inc.
219	Term Loan, 3.29%, Maturing August 4, 2014	177,682
	Getty Images, Inc.
1,454	Term Loan, 6.25%, Maturing July 2, 2015	1,468,050
	Hub International Holdings, Inc.
580	Term Loan, 2.79%, Maturing June 13, 2014	535,124
130	Term Loan, 2.79%, Maturing June 13, 2014	120,281
	U.S.I. Holdings Corp.
718	Term Loan, 3.35%, Maturing May 4, 2014	610,268

		$4,318,096

Leisure Goods/Activities/Movies — 2.9%
	24 Hour Fitness Worldwide, Inc.
392	Term Loan, 2.94%, Maturing June 8, 2012	$338,940
	AMC Entertainment, Inc.
1,974	Term Loan, 1.79%, Maturing January 26, 2013	1,878,665
	Bombardier Recreational Products
524	Term Loan, 3.30%, Maturing June 28, 2013	374,696
	Cinemark, Inc.
995	Term Loan, 2.23%, Maturing October 5, 2013	956,079
	Metro-Goldwyn-Mayer Holdings, Inc.
1,602	Term Loan, 3.54%, Maturing April 8, 2012	929,317
	National CineMedia, LLC
725	Term Loan, 2.38%, Maturing February 13, 2015	683,313
	Regal Cinemas Corp.
1,519	Term Loan, 4.35%, Maturing November 10, 2010	1,509,202
	Revolution Studios Distribution Co., LLC
293	Term Loan, 4.04%, Maturing December 21, 2014	266,924
225	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	129,375
	Six Flags Theme Parks, Inc.
835	Term Loan, 2.66%, Maturing April 30, 2015	815,082
	Universal City Development Partners, Ltd.
925	Term Loan, 6.00%, Maturing June 9, 2011	910,416
	Zuffa, LLC
490	Term Loan, 2.38%, Maturing June 20, 2016	428,750

		$9,220,759

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Lodging and Casinos — 1.4%
	Harrah’s Operating Co.
438	Term Loan, 3.50%, Maturing January 28, 2015	$351,809
1,735	Term Loan, 3.51%, Maturing January 28, 2015	1,394,698
	Herbst Gaming, Inc.
995	Term Loan, 0.00%, Maturing December 2, 2011(2)	451,038
	Isle of Capri Casinos, Inc.
216	Term Loan, 2.04%, Maturing November 30, 2013	204,533
539	Term Loan, 2.35%, Maturing November 30, 2013	511,331
163	Term Loan, 2.35%, Maturing November 30, 2013	154,185
	New World Gaming Partners, Ltd.
58	Term Loan, 3.10%, Maturing June 30, 2014	38,113
287	Term Loan, 3.10%, Maturing June 30, 2014	188,176
	Venetian Casino Resort/Las Vegas Sands, Inc.
166	Term Loan, 2.09%, Maturing May 14, 2014	131,778
824	Term Loan, 2.09%, Maturing May 23, 2014	652,235
	VML US Finance, LLC
133	Term Loan, 2.85%, Maturing May 25, 2012	123,468
266	Term Loan, 2.85%, Maturing May 25, 2013	246,937

		$4,448,301

Nonferrous Metals/Minerals — 0.5%
	Murray Energy Corp.
686	Term Loan, 6.94%, Maturing January 28, 2010	$665,573
	Noranda Aluminum Acquisition
1,429	Term Loan, 2.29%, Maturing May 18, 2014	1,007,145

		$1,672,718

Oil and Gas — 1.8%
	Citgo Petroleum Corp.
995	Term Loan, 1.64%, Maturing November 15, 2012	$935,155
	Dresser, Inc.
300	Term Loan - Second Lien, 6.04%, Maturing May 4, 2015	231,250
	Dynegy Holdings, Inc.
75	Term Loan, 1.79%, Maturing April 2, 2013	72,582
925	Term Loan, 1.79%, Maturing April 2, 2013	897,049
	Enterprise GP Holdings, L.P.
297	Term Loan, 2.68%, Maturing October 31, 2014	290,874
	Hercules Offshore, Inc.
995	Term Loan, 7.58%, Maturing July 6, 2013	920,304
	Targa Resources, Inc.
1,481	Term Loan, 2.29%, Maturing October 31, 2012	1,455,844
818	Term Loan, 2.60%, Maturing October 31, 2012	803,877

		$5,606,935

Publishing — 4.0%
	American Media Operations, Inc.
1,481	Term Loan, 10.00%, Maturing January 31, 2013 (4)	$1,187,229
	CanWest MediaWorks, Ltd.
221	Term Loan, 4.75%, Maturing July 10, 2014	116,058
	GateHouse Media Operating, Inc.
739	Term Loan, 2.29%, Maturing August 28, 2014	186,894
311	Term Loan, 2.30%, Maturing August 28, 2014	78,606
	Idearc, Inc.
2,716	Term Loan, 0.00%, Maturing November 17, 2014(2)	1,253,959
	Laureate Education, Inc.
59	Term Loan, 3.75%, Maturing August 17, 2014	52,176
394	Term Loan, 3.75%, Maturing August 17, 2014	348,637
	MediaNews Group, Inc.
198	Term Loan, 6.79%, Maturing August 2, 2013	40,317

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediannuaire Holding
EUR	234	Term Loan, 2.90%, Maturing October 10, 2014	$196,354
EUR	234	Term Loan, 3.40%, Maturing October 10, 2015	196,354
		Nebraska Book Co., Inc.
	712	Term Loan, 9.25%, Maturing March 4, 2011	705,374
		Nielsen Finance, LLC
	1,717	Term Loan, 2.30%, Maturing August 9, 2013	1,601,332
		Philadelphia Newspapers, LLC
	212	Term Loan, 0.00%, Maturing June 29, 2013(2)	46,733
		R.H. Donnelley Corp.
	917	Term Loan, 6.75%, Maturing June 30, 2010	707,478
		Reader’s Digest Association, Inc. (The)
	1,902	Term Loan, 2.64%, Maturing March 2, 2014	941,310
		SGS International, Inc.
	500	Term Loan, 2.92%, Maturing December 30, 2011	455,000
		TL Acquisitions, Inc.
	494	Term Loan, 2.79%, Maturing July 5, 2014	425,421
		Tribune Co.
	179	Term Loan, 0.00%, Maturing August 17, 2009(2)	73,323
	500	Term Loan, Maturing May 17, 2014(2)(15)	192,891
	790	Term Loan, 0.00%, Maturing May 17, 2014(2)	325,677
		World Directories Acquisition
EUR	867	Term Loan, 3.02%, Maturing May 31, 2014	749,426
		Xsys, Inc.
EUR	980	Term Loan, 3.94%, Maturing September 27, 2014	925,024
		YBR Acquisition BV
EUR	450	Term Loan, 3.04%, Maturing June 30, 2013	411,020
EUR	450	Term Loan, 3.54%, Maturing June 30, 2014	411,020
		Yell Group, PLC
	2,000	Term Loan, 3.29%, Maturing February 10, 2013	1,210,000

			$12,837,613

Radio and Television — 2.1%
		Block Communications, Inc.
	265	Term Loan, 2.60%, Maturing December 22, 2011	$230,876
		CMP KC, LLC
	479	Term Loan, 6.25%, Maturing May 5, 2013(3)	137,572
		Intelsat Corp.
	726	Term Loan, 2.80%, Maturing January 3, 2014	694,379
	726	Term Loan, 2.80%, Maturing January 3, 2014	694,591
	726	Term Loan, 2.80%, Maturing January 3, 2014	694,379
		Ion Media Networks, Inc.
	113	DIP Loan, 10.17%, Maturing May 29, 2010(5)	111,495
	850	Term Loan, 0.00%, Maturing January 15, 2012(2)	229,500
		NEP II, Inc.
	171	Term Loan, 2.54%, Maturing February 16, 2014	150,533
		Nexstar Broadcasting, Inc.
	359	Term Loan, 2.24%, Maturing October 1, 2012	269,921
	379	Term Loan, 2.35%, Maturing October 1, 2012	285,401
		SFX Entertainment
	336	Term Loan, 3.72%, Maturing June 21, 2013	314,491
		Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 2.54%, Maturing January 19, 2015	302,319
EUR	250	Term Loan, 3.40%, Maturing January 19, 2016	302,320
		Univision Communications, Inc.
	2,525	Term Loan, 2.54%, Maturing September 29, 2014	2,044,725
		Young Broadcasting, Inc.
	241	Term Loan, 0.00%, Maturing November 3, 2012(2)	120,625
	486	Term Loan, 0.00%, Maturing November 3, 2012(2)	243,125

			$6,826,252

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) — 0.8%
		American Achievement Corp.
	190	Term Loan, 6.26%, Maturing March 25, 2011	$163,319
		Josten’s Corp.
	375	Term Loan, 2.64%, Maturing October 4, 2011	364,732
		Neiman Marcus Group, Inc.
	206	Term Loan, 2.50%, Maturing April 5, 2013	169,506
		Orbitz Worldwide, Inc.
	309	Term Loan, 3.51%, Maturing July 25, 2014	225,152
		Oriental Trading Co., Inc.
	300	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	52,500
	446	Term Loan, 9.75%, Maturing July 31, 2013	316,789
		Rent-A-Center, Inc.
	256	Term Loan, 2.04%, Maturing November 15, 2012	245,732
		Rover Acquisition Corp.
	414	Term Loan, 2.72%, Maturing October 26, 2013	398,629
		Savers, Inc.
	100	Term Loan, 3.06%, Maturing August 11, 2012	95,466
	109	Term Loan, 3.06%, Maturing August 11, 2012	104,452
		Yankee Candle Company, Inc. (The)
	412	Term Loan, 2.29%, Maturing February 6, 2014	376,683

			$2,512,960

Steel — 0.2%
		Algoma Acquisition Corp.
	701	Term Loan, 2.79%, Maturing June 20, 2013	$582,206
		Niagara Corp.
	294	Term Loan, 7.25%, Maturing June 29, 2014	149,940

			$732,146

Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	500	Term Loan, 3.56%, Maturing May 10, 2014	$388,379

			$388,379

Telecommunications — 1.5%
		Asurion Corp.
	425	Term Loan, 3.58%, Maturing July 13, 2012	$410,391
	250	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	226,042
		BCM Luxembourg, Ltd.
EUR	369	Term Loan, 2.42%, Maturing September 30, 2014	449,395
EUR	369	Term Loan, 2.67%, Maturing September 30, 2015	449,445
EUR	500	Term Loan - Second Lien, 4.79%, Maturing March 31, 2016	507,169
		CommScope, Inc.
	313	Term Loan, 3.10%, Maturing November 19, 2014	306,100
		Crown Castle Operating Co.
	499	Term Loan, 1.79%, Maturing January 9, 2014	474,946
		Intelsat Subsidiary Holding Co.
	292	Term Loan, 2.80%, Maturing July 3, 2013	277,892
		IPC Systems, Inc.
GBP	256	Term Loan, 3.44%, Maturing May 31, 2014	354,306
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.59%, Maturing December 26, 2014	305,694
		Stratos Global Corp.
	302	Term Loan, 3.10%, Maturing February 13, 2012	293,182
		Windstream Corp.
	860	Term Loan, 1.98%, Maturing July 17, 2013	834,253

			$4,888,815

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Utilities — 1.6%
	AEI Finance Holding, LLC
75	Term Loan, 5.99%, Maturing March 30, 2012	$64,291
525	Term Loan, 3.60%, Maturing March 30, 2014	447,904
	Astoria Generating Co.
375	Term Loan - Second Lien, 4.10%, Maturing August 23, 2013	339,687
	Calpine Corp.
743	DIP Loan, 3.48%, Maturing March 29, 2014	683,996
	Mirant North America, LLC
897	Term Loan, 2.04%, Maturing January 3, 2013	853,378
	NRG Energy, Inc.
1,038	Term Loan, 2.01%, Maturing June 1, 2014	986,866
556	Term Loan, 2.10%, Maturing June 1, 2014	529,027
	TXU Texas Competitive Electric Holdings Co., LLC
221	Term Loan, 3.80%, Maturing October 10, 2014	171,262
1,206	Term Loan, 3.80%, Maturing October 10, 2014	930,340

		$5,006,751

Total Senior Floating-Rate Interests (identified cost $202,573,749)		$183,972,024

Mortgage-Backed Securities — 60.0%

Collateralized Mortgage Obligations — 8.7%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$6,359	Series 2113, Class QG, 6.00%, 1/15/29	$6,770,221
3,200	Series 2167, Class BZ, 7.00%, 6/15/29	3,421,125
4,159	Series 2182, Class ZB, 8.00%, 9/15/29	4,585,985
	Federal National Mortgage Association:
$229	Series 1989-89, Class H, 9.00%, 11/25/19	$260,079
505	Series 1991-122, Class N, 7.50%, 9/25/21	555,474
4,638	Series 1993-84, Class M, 7.50%, 6/25/23	5,167,756
1,729	Series 1994-42, Class K, 6.50%, 4/25/24	1,870,280
1,353	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,486,999
1,230	Series 1997-38, Class N, 8.00%, 5/20/27	1,391,338
2,074	Series G-33, Class PT, 7.00%, 10/25/21	2,251,421

Total Collateralized Mortgage Obligations (identified cost $25,944,314)		$27,760,678

Commercial Mortgage-Backed Securities — 2.2%

Principal
Amount
(000’s omitted)	Security	Value
$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	$575,019
700	GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	660,483
1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39 (16)	1,251,098
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	1,161,010
1,270	L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	1,149,148
1,000	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	972,708
1,225	WBCMT, Series 2004-C12, Class A4, 5.249%, 7/15/41 (16)	1,156,807

Total Commercial Mortgage-Backed Securities (identified cost $6,690,989)		$6,926,273

Mortgage Pass-Throughs — 49.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$7,379	2.956%, with maturity at 2035(6)	$7,517,021
11,561	5.00%, with maturity at 2019	12,176,362
11,342	6.00%, with various maturities to 2029	12,012,374
2,459	6.15%, with maturity at 2027	2,613,232
5,792	6.50%, with maturity at 2019(7)	6,202,166
8,893	7.00%, with various maturities to 2035	9,566,346
6,005	7.50%, with various maturities to 2035	6,709,834
7,361	8.00%, with various maturities to 2032(7)	8,266,319
6,148	8.50%, with various maturities to 2031	7,086,020
569	9.00%, with maturity at 2031	669,631
532	9.50%, with various maturities to 2022	612,583
1,187	11.50%, with maturity at 2019	1,308,260
	Federal National Mortgage Association:
$8,384	5.00%, with maturity at 2013	$8,687,000
2,897	5.50%, with maturity at 2029	3,001,057
3,498	6.321%, with maturity at 2032(6)	3,616,332
7,221	6.50%, with maturity at 2018	7,673,951
12,314	7.00%, with various maturities to 2033	13,417,541
14,183	7.50%, with various maturities to 2031	15,842,398
4,148	8.00%, with various maturities to 2029	4,684,130
850	8.50%, with various maturities to 2027	969,629
1,913	9.00%, with various maturities to 2029	2,214,954
132	9.50%, with maturity at 2014	138,693
1,706	10.00%, with various maturities to 2031	1,954,511
	Government National Mortgage Association:
$6,453	7.50%, with maturity at 2025	$7,211,059
6,398	8.00%, with various maturities to 2027	7,291,682
3,363	9.00%, with various maturities to 2026	3,962,237
574	9.50%, with maturity at 2025	659,502
702	11.00%, with maturity at 2018	787,253

Total Mortgage Pass-Throughs (identified cost $150,566,120)		$156,852,077

Total Mortgage-Backed Securities (identified cost $183,201,423)		$191,539,028

Asset-Backed Securities — 0.0%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.863%, 7/17/19(6)(8)	$30,000

Total Asset-Backed Securities (identified cost $500,000)		$30,000

Corporate Bonds & Notes — 0.2%

Principal
Amount
(000’s omitted)		Security	Value
Building and Development — 0.1%
		Grohe Holding, Variable Rate
EUR	500	3.871%, 1/15/14	$505,981

			$505,981

Principal
Amount
(000’s omitted)	Security	Value
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$200	3.879%, 6/15/13	$189,000

		$189,000

Total Corporate Bonds & Notes (identified cost $846,625)		$694,981

Foreign Corporate Bonds & Notes — 1.2%

Principal
Amount
(000’s omitted)	Security	Value
	JP Morgan Chilean Inflation Linked Note
$2,337	3.80%, 11/17/15(9)	$2,465,816
	Kazkommerts International
2,000	7.875%, 4/7/14	1,330,000

Total Foreign Corporate Bonds & Notes (identified cost $3,647,650)		$3,795,816

Foreign Government Securities — 8.3%

Principal
Amount
(000’s omitted)		Security	Value
		Ghana Government Bond
GHS	320	13.50%, 3/30/10	$204,368
GHS	1,300	13.67%, 6/11/12(3)	736,087
GHS	730	13.69%, 3/15/10	467,965
		Ivory Coast
	$562	4.00%, 3/31/28(2)	206,559
		Nota Do Tesouro Nacional
BRL	2,972	6.00%, 5/15/15(10)	1,549,332
		Poland Government Bond
PLN	6,687	3.00%, 8/24/16(17)	2,164,180
		Republic of Georgia
	$1,501	7.50%, 4/15/13	1,292,061
		Republic of Indonesia
	$600	6.875%, 1/17/18	610,500
	$1,960	11.625%, 3/4/19(8)	2,646,000
		Republic of Iraq
	$1,040	5.80%, 1/15/28	715,000
		Republic of Macedonia
EUR	1,716	4.625%, 12/8/15	2,000,920
		Republic of South Korea
	$970	7.125%, 4/16/19	1,090,944
		Republic of Turkey
TRY	5,565	10.00%, 2/15/12(11)	4,006,397
TRY	8,962	12.00%, 8/14/13(12)	7,048,822
		Republic of Uruguay
UYU	46,811	5.00%, 9/14/18(13)	1,843,420

Total Foreign Government Securities (identified cost $22,858,470)			$26,582,555

Common Stocks — 0.0%

Shares	Security	Value
Building Products — 0.0%
234	Euramax International, Inc.(3)	$0
154	United Subcontractors, Inc.(3)	19,681

		$19,681

Hotels, Restaurants & Leisure — 0.0%
6,477	Buffets, Inc.	$8,906

		$8,906

Total Common Stocks (identified cost $27,778)		$28,587

Currency Options Purchased — 0.0%

	Principal
	Amount
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	Value
Japanese Yen Put Option	JPY	741,000	106.91	4/8/10	$34,848

Total Currency Options Purchased (identified cost $128,433)					$34,848

Short-Term Investments — 7.9%

Foreign Government Securities — 4.7%

Principal
Amount
(000’s omitted)		Security	Value
		Egypt Treasury Bill
EGP	3,350	0.00%, 10/27/09	$589,888
		Iceland Treasury Bill
ISK	89,914	0.00%, 10/15/09	597,924
ISK	277,352	0.00%, 11/16/09	1,824,630
		Iceland Treasury Note
ISK	131,164	7.00%, 3/17/10	881,353
		Lebanon Treasury Bill
LBP	560,000	0.00%, 9/24/09	369,621
LBP	581,160	0.00%, 10/1/09	383,667
LBP	559,000	0.00%, 10/8/09	368,692
LBP	525,000	0.00%, 10/22/09	345,618
LBP	586,500	0.00%, 12/17/09	379,982
LBP	852,790	0.00%, 12/24/09	551,660
LBP	879,100	0.00%, 12/31/09	567,790
LBP	848,000	0.00%, 1/7/10	546,846
LBP	570,000	0.00%, 1/21/10	366,401
		Lebanon Treasury Note
LBP	585,000	9.32%, 10/8/09	391,098
LBP	586,100	9.32%, 10/22/09	392,139
		Sri Lanka Treasury Bill
LKR	192,980	0.00%, 10/30/09	1,636,789
LKR	349,400	0.00%, 1/8/10	2,895,594
LKR	218,000	0.00%, 1/15/10	1,809,540

Total Foreign Government Securities (identified cost $14,769,194)			$14,899,232

Other Securities — 3.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(14)	$10,257	$10,256,589

Total Other Securities (identified cost $10,256,589)		$10,256,589

Total Short-Term Investments (identified cost $25,025,783)		$25,155,821

Total Investments — 135.3% (identified cost $438,809,911)		$431,833,660

Less Unfunded Loan Commitments — 0.0%		$(37,633)

Net Investments — 135.3% (identified cost $438,772,278)		$431,796,027

Currency Options Written — (0.0)%

	Principal
	Amount
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	Value
Japanese Yen Call Option	JPY	(1,057,000)	76.30	4/8/10	$(114,050)

Total Currency Options Written (premiums received $135,484)					$(114,050)

Other Assets and Liabilites — (35.3)%					$(112,626,378)

Net Assets — 100.0%					$319,055,599

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston

DIP	-	Debtor in Possession

GECMC	-	General Electric Commercial Mortgage Corporation

GSMS	-	GS Mortgage Securities Corporation II

L-UCMT	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

LBP	-	Lebanese Pound

LKR	-	Sri Lanka Rupee

PLN	-	Polish Zloty

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Adjustable rate security. Rate shown is the rate at July 31, 2009.

(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $2,676,000 or 0.8% of the Fund’s net assets.

(9)	Bond pays a 3.80% coupon on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $2,000,000 and the current face is $2,337,225.

(10)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 1,615,000 and the current face is BRL 2,972,131.

(11)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The original face is TRY 4,586,000 and the current face is TRY 5,564,882.

(12)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI. The orignal face is TRY 8,502,000 and the current face is TRY 8,961,508.

(13)	Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 38,030,000 and the current face is UYU 46,810,778.

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $31,438.

(15)	This Senior Loan will settle after July 31, 2009, at which time the interest rate will be determined.

(16)	Weighted average fixed-rate coupon that changes/updates monthly.

(17)	Bond pays a 3.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Polish Consumer Price Index. The original face is PLN 5,827,000 and the current face is PLN 6,686,890.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/28/09	British Pound Sterling 1,456,409	United States Dollar 2,381,768	$(50,956)
8/7/09	Euro 2,915,745	United States Dollar 4,146,189	(9,648)
8/17/09	Euro 1,422,985	United States Dollar 1,987,042	(41,197)
8/27/09	Euro 1,400,000	United States Dollar 1,990,695	(4,828)
8/31/09	Euro 14,458,552	United States Dollar 20,271,035	(337,990)
8/31/09	Japanese Yen 204,100,000	United States Dollar 2,157,597	130
7/20/10	Kazakhstan Tenge 186,263,000	United States Dollar 1,142,718	(16,719)
7/21/10	Kazakhstan Tenge 185,190,000	United States Dollar 1,143,148	(9,368)
7/23/10	Kazakhstan Tenge 181,859,600	United States Dollar 1,120,860	(10,454)
8/20/09	Philippine Peso 71,400,000	United States Dollar 1,479,088	(4,106)
8/24/09	Philippine Peso 97,600,000	United States Dollar 1,993,464	(33,358)
8/24/09	Philippine Peso 55,300,000	United States Dollar 1,145,568	(2,826)
8/13/09	South African Rand 18,183,562	United States Dollar 2,240,045	(98,989)
8/20/09	South African Rand 39,778,983	United States Dollar 4,890,458	(219,353)
10/30/09	Sri Lanka Rupee 192,980,000	United States Dollar 1,654,634	(7,971)
1/8/10	Sri Lanka Rupee 349,400,000	United States Dollar 2,963,528	(15,656)
1/15/10	Sri Lanka Rupee 218,000,000	United States Dollar 1,849,809	(7,056)

			$(870,345)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/21/09	Australian Dollar 1,466,500	United States Dollar 1,169,475	$55,629
9/2/09	Brazilian Real 2,883,492	United States Dollar 1,509,287	27,302
8/24/09	British Pound Sterling 1,460,000	Euro 1,695,543	21,978
8/24/09	Colombian Peso 3,463,573,521	United States Dollar 1,737,869	(42,851)
8/10/09	Indian Rupee 113,446,400	United States Dollar 2,339,583	25,250
8/10/09	Indonesian Rupiah 11,672,000,000	United States Dollar 1,131,446	44,001
9/4/09	Indonesian Rupiah 11,710,000,000	United States Dollar 1,175,467	1,418
9/28/09	Indonesian Rupiah 12,600,000,000	United States Dollar 1,241,624	20,779
8/13/09	New Turkish Lira 1,995,812	United States Dollar 1,273,327	80,582
8/20/09	Norwegian Krone 18,017,300	United States Dollar 2,826,465	111,780
8/27/09	Norwegian Krone 12,390,000	United States Dollar 1,973,653	46,530
9/3/09	Polish Zloty 15,987,300	Euro 3,815,403	46,122
8/31/09	Serbian Dinar 76,800,000	Euro 815,460	4,310
9/21/09	Serbian Dinar 80,500,000	Euro 847,368	7,976
8/17/09	South Korean Won 4,262,000,000	United States Dollar 3,435,019	34,744
7/20/10	Ukraine Hryvnia 11,484,300	United States Dollar 1,142,716	(42,997)
7/21/10	Ukraine Hryvnia 11,317,000	United States Dollar 1,143,131	(59,827)
7/23/10	Ukraine Hryvnia 11,065,700	United States Dollar 1,117,747	(59,269)
6/15/11	Yuan Renminbi 20,600,000	United States Dollar 3,116,490	(36,035)
6/15/11	Yuan Renminbi 9,800,000	United States Dollar 1,483,724	(18,265)
8/26/09	Zambian Kwacha 2,553,900,000	United States Dollar 482,961	22,487
12/11/09	Zambian Kwacha 3,099,500,000	United States Dollar 582,066	5,051
12/21/09	Zambian Kwacha 3,170,000,000	United States Dollar 587,037	10,971
1/27/10	Zambian Kwacha 2,558,443,600	United States Dollar 470,475	4,952
5/26/10	Zambian Kwacha 3,486,700,000	United States Dollar 589,368	23,585
5/27/10	Zambian Kwacha 3,186,400,000	United States Dollar 537,698	22,171

			$358,374

At July 31, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $184,227 and a payable of $72,440.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	14 Euro-Bobl	Short	$(2,283,399)	$(2,317,680)	$(34,281)
9/09	10 Euro-Bund	Short	(1,688,653)	(1,739,436)	(50,783)
9/09	42 U.S. 5 Year Treasury Note	Short	(4,856,103)	(4,846,078)	10,025
9/09	44 U.S. 10 Year Treasury Note	Short	(5,159,346)	(5,160,376)	(1,030)

					$(76,069)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5.5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Interest Rate Swaps

		Portfolio				Net Unrealized
	Notional	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	BRL 3,693,637	Pay	Brazilian Interbank Deposit Rate	12.73%	1/02/12	$155,682
JPMorgan Chase Bank	BRL 4,309,749	Pay	Brazilian Interbank Deposit Rate	10.35	1/02/12	(116,044)

						$39,638

BRL — Brazilian Real

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Brazil	JPMorgan Chase Bank	$2,100	5.25%	11/20/09	0.53%	$52,845
Colombia	Credit Suisse First Boston, Inc.	2,200	4.90	11/20/09	0.84	49,316
Iceland	JPMorgan Chase Bank	2,600	1.75	3/20/18	4.92	(481,229)
Iceland	Barclays Bank PLC	800	1.88	3/20/18	4.92	(141,827)
Iceland	JPMorgan Chase Bank	800	1.90	3/20/18	4.92	(140,866)
Iceland	JPMorgan Chase Bank	1,000	2.10	3/20/23	4.77	(198,885)
Iceland	JPMorgan Chase Bank	1,000	2.45	3/20/23	4.77	(172,145)
Kazakhstan	Citigroup, Inc.	1,900	8.00	10/20/09	2.19	67,919
Kazakhstan	Barclays Bank PLC	1,900	9.75	11/20/09	2.19	81,593
Peru	Citigroup, Inc.	1,900	2.00	9/20/11	1.05	52,230
Peru	Citigroup, Inc.	1,000	2.90	10/20/13	1.37	68,675

						$(762,374)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net Unrealized
		Amount	Annual	Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%	12/20/13	$12,420
Austria	Barclays Bank PLC	1,000	1.42	3/20/14	(37,818)
Brazil	Barclays Bank PLC	2,300	1.65	9/20/19	(19,834)
Italy	Credit Suisse First Boston, Inc.	6,800	0.20	12/20/16	175,762
Kazakhstan	Barclays Bank PLC	2,000	2.43	9/20/13	108,837
Lebanon	Citigroup, Inc.	1,200	3.30	9/20/14	(10,469)
Malaysia	Barclays Bank PLC	2,100	2.40	3/20/14	(155,135)
Malaysia	Citigroup, Inc.	2,000	2.45	3/20/14	(152,213)
Philippines	Credit Suisse First Boston, Inc.	5,000	2.15	9/20/11	(79,036)
Philippines	JPMorgan Chase Bank	5,000	2.17	9/20/11	(81,240)
Thailand	Citigroup, Inc.	900	0.95	9/20/19	(9,288)
Thailand	Barclays Bank PLC	1,900	0.97	9/20/19	(22,729)
Turkey	JPMorgan Chase Bank	10,000	2.00	3/20/10	(163,121)
Turkey	Credit Suisse First Boston, Inc.	10,000	2.01	3/20/10	(164,131)
Turkey	Credit Suisse First Boston, Inc.	880	2.11	1/20/13	(7,671)
Turkey	Barclays Bank PLC	1,100	2.12	1/20/13	(9,954)
Turkey	JPMorgan Chase Bank	3,740	2.12	1/20/13	(33,843)
Turkey	Citigroup, Inc.	2,300	2.93	9/20/19	(155,810)

					$(805,273)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $17,200,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Cross-Currency Swaps

	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency	Floating		Termination	Net Unrealized
Counterparty	Received)	Delivered)	Rate	Fixed Rate	Date	Depreciation
Citigroup, Inc.	TRY 1,110	USD 687	3-month USD- LIBOR-BBA	11.95%	2/15/12	$(131,946)
Citigroup, Inc.	TRY 2,367	USD 1,427	3-month USD- LIBOR-BBA	12.10	2/15/12	(322,352)
Credit Suisse First Boston, Inc.	TRY 1,799	USD 1,039	3-month USD- LIBOR-BBA	12.45	2/15/12	(292,327)
Citigroup, Inc.	TRY 3,434	USD 2,044	3-month USD- LIBOR-BBA	12.46	8/14/13	(522,700)

						$(1,269,325)

TRY — New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written call options activity for the fiscal year to date ended July 31, 2009 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s Omitted)		Received
Outstanding, beginning of period		—	$—
Options written	JPY	1,057,000	135,484

Outstanding, end of period	JPY	1,057,000	$135,484

JPY - Japanese Yen

At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Fund may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Fund holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate and cross-currency swap contracts. The Fund may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit default swaps	$669,597	$(2,237,244)

		$669,597	$(2,237,244)

Foreign Exchange	Currency options purchased	$34,848	$—
Foreign Exchange	Currency options written	—	(114,050)
Foreign Exchange	Forward foreign currency exchange contracts	801,975	(1,202,159)

		$836,823	$(1,316,209)

Interest Rate	Futures contracts	$10,025	$(86,094)
Interest Rate	Interest rate swaps	155,682	(116,044)
Interest Rate	Cross-currency swaps	—	(1,269,325)

		$165,707	$(1,471,463)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$440,704,380

Gross unrealized appreciation	$19,164,083
Gross unrealized depreciation	(28,072,436)

Net unrealized depreciation	$(8,908,353)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (less unfunded Loan Commitments)	$—	$183,604,414	$329,977	$183,934,391
Collateralized Mortgage Obligations	—	27,760,678	—	27,760,678
Commercial Mortgage-Backed Securities	—	6,926,273	—	6,926,273
Mortgage Pass-Throughs	—	156,852,077	—	156,852,077
Asset-Backed Securities	—	30,000	—	30,000
Corporate Bonds & Notes	—	694,981	—	694,981
Foreign Corporate Bonds & Notes	—	3,795,816	—	3,795,816
Foreign Government Securities	—	25,846,468	736,087	26,582,555
Common Stocks	—	8,906	19,681	28,587
Currency Options Purchased	—	34,848	—	34,848
Short-Term Investments	10,256,589	14,899,232	—	25,155,821

Total Investments	$10,256,589	$420,453,693	$1,085,745	$431,796,027

Forward Foreign Currency Exchange Contracts	$—	$801,975	$—	$801,975
Futures Contracts	10,025	—	—	10,025
Interest Rate Swaps	—	155,682	—	155,682
Credit Default Swaps	—	669,597	—	669,597

Total	$10,266,614	$422,080,947	$1,085,745	$433,433,306

Liability Description
Currency Options Written	$—	$(114,050)	$—	$(114,050)
Forward Foreign Currency Exchange Contracts	—	(1,202,159)	—	(1,202,159)
Futures Contracts	(86,094)	—	—	(86,094)
Interest Rate Swaps	—	(116,044)	—	(116,044)
Credit Default Swaps	—	(2,237,244)	—	(2,237,244)
Cross-Currency Swaps	—	(1,269,325)	—	(1,269,325)

Total	$(86,094)	$(4,938,822)	$—	$(5,024,916)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior	Investment in
	Floating-Rate	Foreign Government	Investment in
	Interests	Securities	Common Stocks	Total
Balance as of October 31, 2008	$269,506	$1,735,349	$—	$2,004,855
Realized gains (losses)	(243,398)	—	—	(243,398)
Change in net unrealized appreciation (depreciation)	(83,660)	(325,990)	—	(409,650)
Net purchases (sales)	(12,852)	—	19,681	6,829
Accrued discount (premium)	(700)	(939)	—	(1,639)
Net transfers to (from) Level 3	401,081	(672,333)	—	(271,252)

Balance as of July 31, 2009	$329,977	$736,087	$19,681	$1,085,745

Change in net unrealized appreciation(depreciation) on investments still held as of July 31, 2009	$(239,573)	$(173,437)	$—	$(413,010)

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009